Total
American Funds 2065 Target Date Retirement Fund SM
American Funds 2065 Target Date Retirement Fund SM
American Funds Target Date Retirement Series® Prospectus Supplement January 31, 2020 (for prospectus dated January 1, 2020)

The “Fees and expenses of the fund” section of the prospectus for American Funds 2065 Target Date Retirement Fund is amended by replacing the “Annual fund operating expenses” table and the cumulative estimated expense example table under the heading “Example” with the updated tables set forth below. Except as noted below, footnotes to the tables remain unchanged.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Funds 2065 Target Date Retirement Fund SM		Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Management fees		none	none	none	none	none	none	none	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees		0.30%	1.00%	0.25%	0.25%	none	none	1.00%	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	[1]	0.16%	0.17%	0.20%	0.18%	0.16%	0.07%	0.19%	0.42%	0.27%	0.22%	0.17%	0.22%	0.12%	0.07%
Acquired (underlying) fund fees and expenses	[2]	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Total annual fund operating expenses		0.84%	1.55%	0.83%	0.81%	0.54%	0.45%	1.57%	1.55%	1.25%	1.10%	0.80%	0.60%	0.50%	0.45%
Expense reimbursement	[3]	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Total annual fund operating expenses after expense reimbursement		0.80%	1.51%	0.79%	0.77%	0.50%	0.41%	1.53%	1.51%	1.21%	1.06%	0.76%	0.56%	0.46%	0.41%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Restated to reflect current fees.
[3]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least January 31, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example
Expense Example - American Funds 2065 Target Date Retirement Fund SM - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
1 year	$ 652	$ 254	$ 329	$ 79	$ 51	$ 42	$ 156	$ 154	$ 123	$ 108	$ 78	$ 57	$ 47	$ 42
3 years	$ 824	$ 486	$ 504	$ 255	$ 169	$ 140	$ 492	$ 486	$ 393	$ 346	$ 251	$ 188	$ 156	$ 140

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption	American Funds 2065 Target Date Retirement Fund SM Class C USD ($)
1 year	$ 154
3 years	$ 486

Keep this supplement with your prospectus.